FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES (INCOME), NET
NOTE 12:-	FINANCIAL (EXPENSES) INCOME, NET

The components of financial (expenses) income, net were as follows (in thousands):

	Year Ended December 31,
	2023	2022			2021
Foreign currency transactions and other	$133		$22		$38
Interest Income	1,354		-		-
Bank commissions	(20)		(22)		(25)

	$1,467	$	*	)	$13

*) Represent an amount lower than $1.